Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ARTISAN PARTNERS FUNDS, INC.

Artisan Mid Cap Fund (the “Fund”)

SUPPLEMENT DATED 3 APRIL 2020

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 3 April 2020, the following sentence replaces the last sentence in the first full paragraph on page 43 under the heading “Artisan Mid Cap Fund—Principal Investment Strategies” and in the fourth paragraph under the heading “Additional Information about the Funds’ Investment Strategies—Artisan Mid Cap Fund” on page 76 of the Fund’s Prospectus:

Under normal circumstances, the Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index or Russell Midcap® Growth Index, whichever is greater.

Artisan Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ARTISAN PARTNERS FUNDS, INC.

Artisan Mid Cap Fund (the “Fund”)

SUPPLEMENT DATED 3 APRIL 2020

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 3 April 2020, the following sentence replaces the last sentence in the first full paragraph on page 43 under the heading “Artisan Mid Cap Fund—Principal Investment Strategies” and in the fourth paragraph under the heading “Additional Information about the Funds’ Investment Strategies—Artisan Mid Cap Fund” on page 76 of the Fund’s Prospectus:

Under normal circumstances, the Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index or Russell Midcap® Growth Index, whichever is greater.